Investments in Associates and Joint Ventures - Summary of Balance Sheet Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	£ 60,184	£ 60,201
Current assets	20,247	19,491
Current liabilities	(22,148)	(24,050)
Non-current liabilities	(37,475)	(37,285)
Net assets	20,808	18,357
Goodwill	10,597	10,562	£ 5,789
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	482	222
Current assets	251	326
Current liabilities	(4)	(4)
Non-current liabilities	(283)	(286)
Net assets	446	258
Interest in net assets of associate	141	82
Goodwill	85	88
Fair value and other adjustments	65	91
Carrying value at 31 December	£ 291	£ 261